Loans and financing - Loans (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Loans and financing
Loans	R$ 3,225.9	R$ 3,287.4
Current position	419.9	405.6
Non-current position	2,806.0	2,881.8
Purchase of aircraft | US dollar
Loans and financing
Loans	100.2	124.4
Purchase of aircraft | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 249.8	R$ 258.4
Purchase of aircraft | Minimum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.55%	2.55%
Purchase of aircraft | Minimum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	3.50%	3.50%
Purchase of aircraft | Maximum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	4.00%	4.00%
Purchase of aircraft | Maximum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	6.50%	6.50%
Finance lease | US dollar
Loans and financing
Loans	R$ 1,056.3	R$ 1,108.3
Finance lease | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 7.1	R$ 7.1
Finance lease | CDI | Denominated in local currency - Brazilian reais
Loans and financing
Variable spread on interest rate (as a percent)	3.87%	3.87%
Finance lease | Minimum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.05%	2.05%
Finance lease | Maximum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	5.50%	5.50%
Working capital | Currency swaps
Loans and financing
Loans	R$ 1,387.6
Working capital | US dollar
Loans and financing
Loans	1,404.3	R$ 1,377.1
Working capital | US dollar | Currency swaps
Loans and financing
Loans	2,214.3
Working capital | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 408.2	R$ 412.1
Working capital | Minimum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.39%	2.39%
Working capital | Minimum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	5.00%	5.00%
Working capital | Maximum | LIBOR | US dollar
Loans and financing
Variable spread on interest rate (as a percent)	5.86%	5.86%
Working capital | Maximum | Fixed interest rate | US dollar
Loans and financing
Interest rate (as a percent)	5.90%	5.90%
Working capital | Maximum | CDI | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	125.00%	125.00%
Purchase of aircraft and working capital
Loans and financing
Gain (loss) due to the effect of fair value hedge	R$ 6.0	R$ 4.7